CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]	Share-based payments [Member]	Available for sale revaluation [Member]	Foreign currency translation [Member]	Total equity reserves [Member]	Retained earnings(Accumulated deficit) [Member]
Beginning Balance at Dec. 31, 2015	$ 544,719	$ 557,477	$ 59,369		$ (308)	$ 59,061	$ (71,819)
Beginning Balance (shares) at Dec. 31, 2015		155,588,238
Statement [Line Items]
Net earnings (loss) for the year	8,601						8,601
Other comprehensive income (loss)	(2,217)			$ (2,217)		(2,217)
Total comprehensive income (loss)	6,384			(2,217)		(2,217)	8,601
Share-based payments, net of tax	4,758		4,758			4,758
Private placement	42,716	$ 42,716
Private placement (shares)		5,250,900
Exercise of stock options	22,371	$ 27,619	(5,248)			(5,248)
Exercise of stock options (shares)		3,505,679
Acquisition of mining interests	500	$ 500
Acquisition of mining interests (shares)		41,466
Settlement of liabilities	253	$ 253
Settlement of liabilities (shares)		75,284
Ending Balance at Dec. 31, 2016	621,701	$ 628,565	58,879	(2,217)	(308)	56,354	(63,218)
Ending Balance (shares) at Dec. 31, 2016		164,461,567
Statement [Line Items]
Net earnings (loss) for the year	(53,272)						(53,272)
Other comprehensive income (loss)	(479)			(479)		(479)
Total comprehensive income (loss)	(53,751)			(479)		(479)	(53,272)
Share-based payments, net of tax	8,295		8,295			8,295
Exercise of stock options	5,740	$ 7,607	(1,867)			(1,867)
Exercise of stock options (shares)		1,292,206
Acquisition of mining interests	500	$ 500
Acquisition of mining interests (shares)		70,391
Ending Balance at Dec. 31, 2017	$ 582,485	$ 636,672	$ 65,307	$ (2,696)	$ (308)	$ 62,303	$ (116,490)
Ending Balance (shares) at Dec. 31, 2017		165,824,164